24. Other Income and Other Expenses	12 Months Ended
Dec. 31, 2015
Other Income and Expenses [Abstract]
Note 24. Other Income and Other Expenses

The components of other income and other expenses which are in excess of one percent of total revenues in either of the two years disclosed are as follows:

	2015	2014
Income
Income from investment in CFSG Partners	$361,044	$272,820

Expenses
Outsourcing expense	$516,197	$420,355
Service contracts - administration	330,563	420,426
Marketing	307,841	275,915
State deposit tax	562,271	544,737
ATM fees	372,609	365,813
Telephone	312,043	326,473
FDIC Insurance	365,804	374,703